Ordinary shares, share premium, and other equity - AT1 Equity instruments (Parenthetical) (Details) - AT1 Securities [member] - Fixed interest rate [member] - Barclays PLC [member]
€ in Millions, $ in Millions
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)
Notional amount		$ 1,211
Interest rate	6.625%	6.625%
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)
Notional amount | €	€ 1,077
Interest rate	6.50%	6.50%
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)
Notional amount | €	€ 1,000
Interest rate	8.00%	8.00%
7.875% Perpetual Subordinated Contingent Convertible Securities
Interest rate	7.875%	7.875%
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)
Notional amount		$ 1,500
Interest rate	7.875%	7.875%
7.25% Perpetual Subordinated Contingent Convertible Securities
Interest rate	7.25%	7.25%
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)
Notional amount		$ 2,500
Interest rate	7.75%	7.75%
5.875% Perpetual Subordinated Contingent Convertible Securities
Interest rate	5.875%	5.875%